CONSOLIDATING FINANCIAL STATEMENTS - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 575.1		$ 349.0	$ 1,025.8
Restricted cash	15.2		12.7
Accounts receivable and other assets	130.2		101.4
Current income tax recoverable	43.2		79.0
Inventories	1,053.8		1,052.0
Unrealized fair value of derivative assets	7.2		3.8
Current assets	1,824.7		1,597.9
Non-current assets
Property, plant and equipment	6,340.0		5,519.1
Goodwill	158.8		162.7
Long-term investments	126.2		155.9
Investments in joint ventures	18.4		18.3
Unrealized fair value of derivative assets	4.5		0.8
Other long-term assets	568.2		564.1
Deferred tax assets	35.2		45.0
Total assets	9,076.0		8,063.8
Current liabilities
Accounts payable and accrued liabilities	469.3		465.9
Current income tax payable	68.0		21.7
Current portion of provisions	57.9		72.6
Other current liabilities	20.3		52.2
Current liabilities	615.5		612.4
Non-current liabilities
Long-term debt and credit facilities	1,837.4		1,735.0
Provisions	838.6		816.4
Long-term lease liabilities	38.9	$ 35.6
Unrealized fair value of derivative liabilities	0.8		9.6
Other long-term liabilities	107.7		97.9
Deferred tax liabilities	304.5		265.2
Total liabilities	3,743.4		3,536.5
Common shareholders' equity
Common share capital	14,926.2		14,913.4
Contributed surplus	242.1		239.8
Accumulated deficit	(9,829.4)		(10,548.0)
Accumulated other comprehensive income (loss)	(20.4)		(98.5)	21.1
Total common shareholders' equity	5,318.5		4,506.7
Non-controlling interest	14.1		20.6
Total equity	5,332.6		4,527.3
Total liabilities and equity	9,076.0		8,063.8
Total Guarantors
Current assets
Cash and cash equivalents	244.4		133.5	390.3
Restricted cash	6.6		6.2
Accounts receivable and other assets	63.8		40.1
Intercompany receivables	1,515.5		1,381.1
Current income tax recoverable	0.7		2.3
Inventories	510.5		480.9
Unrealized fair value of derivative assets	4.4		3.8
Current assets	2,345.9		2,047.9
Non-current assets
Property, plant and equipment	3,575.1		2,962.9
Goodwill	158.8		158.8
Long-term investments	116.5		145.9
Intercompany investments	1,724.1		1,328.3
Unrealized fair value of derivative assets	3.5		0.8
Other long-term assets	180.2		199.0
Long-term intercompany receivables	3,420.0		3,656.0
Total assets	11,524.1		10,499.6
Current liabilities
Accounts payable and accrued liabilities	297.8		282.4
Intercompany payables	664.1		542.5
Current income tax payable	65.4		14.1
Current portion of provisions	25.7		23.6
Other current liabilities	13.4		19.4
Current liabilities	1,066.4		882.0
Non-current liabilities
Long-term debt and credit facilities	1,837.4		1,735.0
Provisions	459.8		413.9
Long-term lease liabilities	29.9
Unrealized fair value of derivative liabilities	0.3		7.5
Other long-term liabilities	45.0		54.7
Long-term intercompany payables	2,502.2		2,705.7
Deferred tax liabilities	264.6		194.1
Total liabilities	6,205.6		5,992.9
Common shareholders' equity
Common share capital	14,926.2		14,913.4
Contributed surplus	242.1		239.8
Accumulated deficit	(9,829.4)		(10,548.0)
Accumulated other comprehensive income (loss)	(20.4)		(98.5)
Total common shareholders' equity	5,318.5		4,506.7
Total equity	5,318.5		4,506.7
Total liabilities and equity	11,524.1		10,499.6
Kinross Gold Corp.
Current assets
Cash and cash equivalents	124.9		29.7	267.6
Accounts receivable and other assets	6.7		9.7
Intercompany receivables	601.5		558.9
Inventories	3.4		2.6
Unrealized fair value of derivative assets	3.9		3.3
Current assets	740.4		604.2
Non-current assets
Property, plant and equipment	77.8		31.5
Long-term investments	116.5		145.9
Intercompany investments	4,354.0		3,557.8
Unrealized fair value of derivative assets	1.8
Other long-term assets	15.4		11.7
Long-term intercompany receivables	3,215.1		3,215.3
Total assets	8,521.0		7,566.4
Current liabilities
Accounts payable and accrued liabilities	89.1		74.5
Intercompany payables	123.0		131.0
Other current liabilities	2.6		7.1
Current liabilities	214.7		212.6
Non-current liabilities
Long-term debt and credit facilities	1,837.4		1,735.0
Provisions	11.4		10.9
Long-term lease liabilities	18.4
Unrealized fair value of derivative liabilities	0.3		3.9
Long-term intercompany payables	1,120.3		1,097.3
Total liabilities	3,202.5		3,059.7
Common shareholders' equity
Common share capital	14,926.2		14,913.4
Contributed surplus	242.1		239.8
Accumulated deficit	(9,829.4)		(10,548.0)
Accumulated other comprehensive income (loss)	(20.4)		(98.5)
Total common shareholders' equity	5,318.5		4,506.7
Total equity	5,318.5		4,506.7
Total liabilities and equity	8,521.0		7,566.4
Guarantor Subsidiaries
Current assets
Cash and cash equivalents	119.5		103.8	122.7
Restricted cash	6.6		6.2
Accounts receivable and other assets	57.1		30.4
Intercompany receivables	1,231.0		1,098.0
Current income tax recoverable	0.7		2.3
Inventories	507.1		478.3
Unrealized fair value of derivative assets	0.5		0.5
Current assets	1,922.5		1,719.5
Non-current assets
Property, plant and equipment	3,497.3		2,931.4
Goodwill	158.8		158.8
Intercompany investments	4,497.2		3,983.5
Unrealized fair value of derivative assets	1.7		0.8
Other long-term assets	164.8		187.3
Long-term intercompany receivables	1,964.7		2,421.7
Total assets	12,207.0		11,403.0
Current liabilities
Accounts payable and accrued liabilities	208.7		207.9
Intercompany payables	858.1		687.3
Current income tax payable	65.4		14.1
Current portion of provisions	25.7		23.6
Other current liabilities	10.8		12.3
Current liabilities	1,168.7		945.2
Non-current liabilities
Provisions	448.4		403.0
Long-term lease liabilities	11.5
Unrealized fair value of derivative liabilities			3.6
Other long-term liabilities	45.0		54.7
Long-term intercompany payables	3,141.7		3,589.4
Deferred tax liabilities	264.6		194.1
Total liabilities	5,079.9		5,190.0
Common shareholders' equity
Common share capital	1,795.3		1,795.3
Contributed surplus	3,476.0		3,442.6
Accumulated deficit	1,875.3		1,001.6
Accumulated other comprehensive income (loss)	(19.5)		(26.5)
Total common shareholders' equity	7,127.1		6,213.0
Total equity	7,127.1		6,213.0
Total liabilities and equity	12,207.0		11,403.0
Guarantor Adjustments
Current assets
Intercompany receivables	(317.0)		(275.8)
Current assets	(317.0)		(275.8)
Non-current assets
Intercompany investments	(7,127.1)		(6,213.0)
Long-term intercompany receivables	(1,759.8)		(1,981.0)
Total assets	(9,203.9)		(8,469.8)
Current liabilities
Intercompany payables	(317.0)		(275.8)
Current liabilities	(317.0)		(275.8)
Non-current liabilities
Long-term intercompany payables	(1,759.8)		(1,981.0)
Total liabilities	(2,076.8)		(2,256.8)
Common shareholders' equity
Common share capital	(1,795.3)		(1,795.3)
Contributed surplus	(3,476.0)		(3,442.6)
Accumulated deficit	(1,875.3)		(1,001.6)
Accumulated other comprehensive income (loss)	19.5		26.5
Total common shareholders' equity	(7,127.1)		(6,213.0)
Total equity	(7,127.1)		(6,213.0)
Total liabilities and equity	(9,203.9)		(8,469.8)
Non-guarantors
Current assets
Cash and cash equivalents	330.7		215.5	$ 635.5
Restricted cash	8.6		6.5
Accounts receivable and other assets	66.4		61.3
Intercompany receivables	4,406.6		4,283.2
Current income tax recoverable	42.5		76.7
Inventories	543.3		571.1
Unrealized fair value of derivative assets	2.8
Current assets	5,400.9		5,214.3
Non-current assets
Property, plant and equipment	2,764.9		2,556.2
Goodwill			3.9
Long-term investments	9.7		10.0
Investments in joint ventures	18.4		18.3
Intercompany investments	15,342.4		15,167.0
Unrealized fair value of derivative assets	1.0
Other long-term assets	388.0		365.1
Long-term intercompany receivables	3,500.3		3,576.0
Deferred tax assets	35.2		45.0
Total assets	27,460.8		26,955.8
Current liabilities
Accounts payable and accrued liabilities	171.5		183.5
Intercompany payables	5,258.0		5,121.8
Current income tax payable	2.6		7.6
Current portion of provisions	32.2		49.0
Other current liabilities	6.9		32.8
Current liabilities	5,471.2		5,394.7
Non-current liabilities
Provisions	378.8		402.5
Long-term lease liabilities	9.0
Unrealized fair value of derivative liabilities	0.5		2.1
Other long-term liabilities	62.7		43.2
Long-term intercompany payables	4,418.1		4,526.3
Deferred tax liabilities	39.9		71.1
Total liabilities	10,380.2		10,439.9
Common shareholders' equity
Common share capital	19,276.8		19,217.6
Contributed surplus	6,556.0		6,415.6
Accumulated deficit	(8,712.2)		(9,078.2)
Accumulated other comprehensive income (loss)	(54.1)		(59.7)
Total common shareholders' equity	17,066.5		16,495.3
Non-controlling interest	14.1		20.6
Total equity	17,080.6		16,515.9
Total liabilities and equity	27,460.8		26,955.8
Eliminations
Current assets
Intercompany receivables	(5,922.1)		(5,664.3)
Current assets	(5,922.1)		(5,664.3)
Non-current assets
Intercompany investments	(17,066.5)		(16,495.3)
Long-term intercompany receivables	(6,920.3)		(7,232.0)
Total assets	(29,908.9)		(29,391.6)
Current liabilities
Intercompany payables	(5,922.1)		(5,664.3)
Current liabilities	(5,922.1)		(5,664.3)
Non-current liabilities
Long-term intercompany payables	(6,920.3)		(7,232.0)
Total liabilities	(12,842.4)		(12,896.3)
Common shareholders' equity
Common share capital	(19,276.8)		(19,217.6)
Contributed surplus	(6,556.0)		(6,415.6)
Accumulated deficit	8,712.2		9,078.2
Accumulated other comprehensive income (loss)	54.1		59.7
Total common shareholders' equity	(17,066.5)		(16,495.3)
Total equity	(17,066.5)		(16,495.3)
Total liabilities and equity	$ (29,908.9)		$ (29,391.6)